Segment information - Business Groups (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Operating Results by Reportable Segments

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2023	3,143	3,519	3,057	3,260	2,760	15,739
2024	3,343	3,531	3,113	3,289	2,815	16,091
Change (%)	6.3	0.3	1.8	0.9	2.0	2.2

First Half	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
Turnover (€ million)
2023	6,225	6,911	6,205	6,601	4,486	30,428
2024	6,539	6,953	6,328	6,687	4,610	31,117
Change (%)	5.1	0.6	2.0	1.3	2.8	2.3

Operating profit (€ million)
2023	1,237	1,691	731	1,213	644	5,516
2024	1,269	1,696	963	1,423	597	5,948
Underlying operating profit (€ million)
2023	1,179	1,381	763	1,214	671	5,208
2024	1,305	1,601	1,031	1,491	672	6,100